(Loss)/Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net (loss)/income attributable to Golar LNG Limited stockholders - basic and diluted	$ (154,423)	$ 15,317
Weighted average number of common shares outstanding, basic (in shares)	100,802	100,628
Dilutive impact of share options (in shares)	0	100
Weighted average number of common shares outstanding, basic and diluted (in shares)	100,802	100,728
Losses per share
Basic and diluted (in USD per share)	$ (1.53)	$ 0.15